LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE	LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2021 and 2020 (in thousands, except per share data):

	2021	2020

Net Loss attributable to common stockholders	$(477,117)	$(30,419)

Weighted-average shares outstanding – Basic and Diluted	83,256,431	58,880,742

Net loss per share – Basic and Diluted	$(5.73)	$(0.52)
Due to the net losses for the years ended December 31, 2021 and 2020, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.
The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	2021	2020
Stock options	3,796,530	5,732,422
Restricted stock units	3,392,153	—
Warrants	11,461,247	450,153
Earnout shares pending satisfaction of regulatory holding period	6,707,318	—
	25,357,248	6,182,575